Capital Stock and Reserves - Share-based payments - Narrative (Details)							12 Months Ended
	Jan. 01, 2025 CAD ($) shares	Oct. 16, 2024 shares $ / shares	Aug. 12, 2024 shares $ / shares	May 22, 2024 shares $ / shares	May 10, 2024 shares $ / shares	Jan. 28, 2024 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares
Share-based payments
Proceeds from option exercises | $							$ 2,883,000	$ 1,034,000
Exercise of options
Share-based payments
Stock options exercised	368,285
Proceeds from option exercises | $	$ 2,364,000
Warrants
Share-based payments
Weighted average share price for stock units (in dollars per share) | $ / shares							$ 7.69
RSUs
Share-based payments
Number of equity other than option shares granted							533,852	607,750
RSUs | Directors, Officers, Employees and Consultants
Share-based payments
Number of equity other than option shares granted						323,940
Vesting period						36 months
Vesting percentage						0.33%
RSUs | Officer
Share-based payments
Number of equity other than option shares granted						199,912
Capital requirement | $						$ 65,000,000
RSUs | Employee
Share-based payments
Number of equity other than option shares granted					10,000
Vesting period					36 months
Vesting percentage					0.33%
PSUs
Share-based payments
Number of equity other than option shares granted							147,000	770,000
PSUs | Employee and Consultant
Share-based payments
Number of equity other than option shares granted			147,000
Vesting period			36 months
Vesting percentage			0.33%
DSUs
Share-based payments
Number of equity other than option shares granted							163,980	86,257
DSUs | Directors, Officers, Employees and Consultants
Share-based payments
Number of equity other than option shares granted						105,080
DSUs | Non-Executive member
Share-based payments
Number of equity other than option shares granted							58,900
Stock options
Share-based payments
Maximum term of options							5 years
Number of shares granted							3,175,093	485,151
Number Of Common Share Per Unit					1
Stock options exercised							539,947	267,524
Weighted average share price for options (in dollars per share) | $ / shares							$ 10.37	$ 7.46
Stock options | Directors, Officers, Employees and Consultants
Share-based payments
Maximum term of options						5 years
Number of shares granted						822,093
Vesting period						36 months
Vesting percentage						0.33%
Number Of Common Share Per Unit						1
Exercise price of outstanding share options | $ / shares						$ 5.71
Capital requirement | $						$ 65,000,000
Stock options | Consultant
Share-based payments
Maximum term of options						5 years
Number of shares granted						200,000
Vesting period						24 months
Vesting percentage						0.25%
Number Of Common Share Per Unit						1
Exercise price of outstanding share options | $ / shares						$ 5.71
Stock options | Employee
Share-based payments
Maximum term of options		5 years		5 years	5 years
Number of shares granted		75,000		60,000	90,000
Vesting period		36 months		36 months	36 months
Vesting percentage		0.33%		0.33%	0.33%
Number Of Common Share Per Unit		1		1
Exercise price of outstanding share options | $ / shares		$ 13		$ 6.48	$ 6.75
Stock options | Employee and Consultant
Share-based payments
Maximum term of options			5 years
Number of shares granted			1,928,000
Vesting period			36 months
Vesting percentage			0.33%
Number Of Common Share Per Unit			1
Exercise price of outstanding share options | $ / shares			$ 7.88